Assets and liabilities held for sale and discontinued operations (Tables)	6 Months Ended
Jun. 30, 2018
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Assets held for sale	The assets held for sale can be detailed as follows:

(in thousands of USD)	June 30, 2018	December 31, 2017

Vessels	1,319	—
Of which in Tankers segment	1,319	—
Of which in FSO segment	—	—